Joint ventures and associates - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 01, 2025	Dec. 31, 2024
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount of interests in joint ventures	$ 19,814		$ 15,783
Adura JV | Equinor
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount of interests in joint ventures		$ 4,991